Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A (with sales charge)
Average Annual Return, Percent		10.32%	13.12%	20.99%
Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C (with sales charge)
Average Annual Return, Percent		15.18%	13.61%	20.97%
Class R
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R
Average Annual Return, Percent		16.75%	14.19%	21.40%
Class R6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class R6
Average Annual Return, Percent		17.46%	14.88%	22.11%
Class Y
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class Y
Average Annual Return, Percent		17.35%	14.76%	22.01%
Without Sales Load [Member] | Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class A
Average Annual Return, Percent		17.05%	14.47%	21.71%
Without Sales Load [Member] | Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Class C
Average Annual Return, Percent		16.18%	13.61%	20.97%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		15.79%	12.00%	11.10%
MSCI All Country World Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index-NR
Average Annual Return, Percent		15.79%	12.00%	11.10%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	[1]	21.07%	16.95%	21.34%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent		21.07%	17.15%	21.17%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	[2]	21.07%	16.95%	21.34%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent		21.07%	17.15%	21.17%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	[3]	21.07%	16.95%	21.34%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent		21.07%	17.15%	21.17%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	[4]	21.07%	16.95%	21.34%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent		21.07%	17.15%	21.17%
Putnam Global Technology Linked Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Putnam Global Technology Linked Benchmark
Average Annual Return, Percent	[5]	21.07%	16.95%	21.34%
MSCI ACWI Information Technology Index-NR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Information Technology Index-NR
Average Annual Return, Percent		21.07%	17.15%	21.17%

[1]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[2]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[3]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[4]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.

[5]
†	The Putnam Global Technology Linked Benchmark represents the performance of the MSCI World Information Technology Index-NR through March 31, 2022, and the performance of the MSCI ACWI Information Technology Index-NR thereafter.